ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Salaries and welfare payables	¥ 170,813		¥ 111,344
Payables to retailers on JDDJ	143,268		168,484
Accrued marketing expenses for JDDJ	106,307		73,313
Advance for online marketing services	48,518		24,816
Deposits from retailers and outsourced agencies	39,423		44,751
Advance for delivery service	23,894		29,604
Professional fee payable	23,520		15,108
Proceeds payable to employees in connection with their sale of ordinary shares	9,592		110,103
Tax payables	12,693		205,303
Others	42,378		32,165
Total	¥ 620,406	$ 97,355	¥ 814,991